Note 17 - Deferred Income Tax and Social Contribution (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Applicable tax rate	29.22%	30.16%	31.59%
Unrecognised tax losses and temporary differences	R$ 427.4	R$ 455.6
Tax losses without limitation	R$ 1,709.5	R$ 2,285.2
BRAZIL
Statement Line Items [Line Items]
Applicable tax rate		25.00%
Nominal social contribution rate			9.00%
ARGENTINA
Statement Line Items [Line Items]
Applicable tax rate	35.00%
Applicable tax rate, first two years after legislation changes	30.00%
Applicable tax rate, later than two years after legislation changes	25.00%
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	R$ (33.0)